Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income (Loss) before Income Tax

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Income (loss) recorded in the Netherlands	(19)	(9)	(13)
Income (loss) from foreign operations	1,286	1,198	1,402
Income (loss) before income tax benefit (expense)	1,267	1,189	1,389

Income Tax Benefit (Expense)

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
The Netherlands taxes - current	—	—	—
Foreign taxes - current	(171)	(131)	(114)
Total current taxes	(171)	(131)	(114)
The Netherlands taxes - deferred	—	—	—
Foreign taxes - deferred	12	(25)	18
Total deferred taxes	12	(25)	18
Income tax expense	(159)	(156)	(96)
Effective tax rate	13%	13%	7%

Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.0% in 2020, 2019 and 2018, and the effective income tax rate are the following:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Income tax benefit (expense) computed at statutory rate	(316)	(297)	(353)
Non-deductible and non-taxable permanent differences, net	(1)	4	45
Valuation allowance adjustments	11	2	141
Effect on deferred taxes of changes in enacted tax rates	(5)	14	(62)
Current year credits	40	50	43
Other tax and credits	(40)	(51)	(20)
Benefits from tax holidays	37	129	135
Net impact of changes to uncertain tax positions	(1)	(5)	(16)
Earnings of subsidiaries taxed at different rates	116	(2)	(9)
Income tax benefit (expense)	(159)	(156)	(96)

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consisted of the following:

	December 31, 2020	December 31, 2019
Tax loss carryforwards and investment credits	702	612
Less unrecognized tax benefit	(19)	(21)
Tax loss carryforwards net of unrecognized tax benefit	683	591
Inventory valuation	34	28
Impairment and restructuring charges	3	6
Fixed asset depreciation in arrears	82	39
Increased depreciation incentives	182	213
Capitalized development costs	107	118
Receivables for government funding	40	14
Tax credits granted on past capital investments	215	1,151
Pension service costs	104	81
Stock awards	11	6
Operating lease liabilities	36	40
Commercial accruals	13	15
Other temporary differences	26	22
Total deferred tax assets	1,536	2,324
Valuation allowances	(638)	(1,534)
Deferred tax assets, net	898	790
Accelerated fixed asset depreciation	(21)	(20)
Acquired intangible assets	(40)	(16)
Advances of government funding	(94)	(31)
Operating lease right-of-use assets	(36)	(40)
Other temporary differences	(43)	(7)
Deferred tax liabilities	(234)	(114)
Net deferred income tax asset	664	676

Gross Deferred Tax Assets On Tax Loss Carryforwards And Investment Credits Expiration Table Text Block

As at December 31, 2020, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting 2021, as follows:

Year
2021	4
2022	7
2023	5
2024	4
2025	13
Thereafter	669
Total	702

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of 2020, 2019 and 2018 beginning and ending amounts of unrecognized tax benefits is as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Balance at beginning of year	48	38	333
Additions based on tax positions related to the current year	1	7	43
Additions based on acquisitions related to the current year	—	5	—
Additions for tax positions of prior years	1	1	8
Reduction for tax positions of prior years	(2)	(1)	(310)
Settlements	(1)	(2)	(18)
Foreign currency translation	1	—	(18)
Balance at end of year	48	48	38